Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Isolation of electronic money	€ 1,430	€ 1,242	€ 1,030
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Current financial assets related to Mobile Financial Services activities	3,184	2,742	2,381
Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other financial assets	3,776	5,545	3,290
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Isolation of electronic money	1,430	1,242	1,028
Totem, operating segment [Member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	791	748
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	1,639	1,746	1,687
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	367	772	900
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Current financial assets related to Mobile Financial Services activities	3,192	2,747	2,385
Mobile Financial Services, operating segment [member] | Operating segments [member] | Installment receivables [member]
Disclosure of operating segments [line items]
Current financial assets related to Mobile Financial Services activities, trade receivables sold by subsidiary	604
Orange Business [Member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	€ 548	€ 526	€ 564